Share-Based Compensation - Summary of Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 19,269	$ 14,278	$ 84,958	$ 67,751
R&D Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,615	1,119	22,637	7,738
G&A Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 17,654	$ 13,159	$ 62,321	$ 60,013